Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Redeemable Convertible Preferred Stock

7. REDEEMABLE CONVERTIBLE PREFERRED STOCK

Redeemable Convertible Preferred Stock

Upon the closing of the Company’s IPO, all shares of the Company’s then-outstanding preferred stock automatically converted on a one-for-one basis into an aggregate of 24,177,495 shares of the Company’s common stock. Preferred stock outstanding as of December 31, 2015 consisted of the following (in thousands):

	December 31, 2015
	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series A preferred stock	6,009	6,009	$8,900	$6,009
Series B preferred stock	10,764	10,554	21,741	15,100
Series C preferred stock	3,901	3,866	13,462	10,317
Series D preferred stock	3,834	3,748	26,677	22,000

Total	24,508	24,177	$70,780	$53,426

Prior to the closing of the IPO, changes in the carrying value of the preferred stock resulted from the accretion to redemption value. During the six months ended June 30, 2016, the Company accreted an additional $1.7 million of redemption value on the preferred stock. Upon conversion of the preferred stock on May 18, 2016, the Company reclassified $72.5 million from temporary equity to additional paid-in capital.

Preferred Stock Warrants

Prior to the closing of the IPO, the Company remeasured the fair value of the preferred stock warrants at each balance sheet date. The fair value of the outstanding preferred stock warrants was classified within non-current liabilities on the condensed consolidated balance sheets, and any changes in fair value were recognized as a component of Other expense in the condensed consolidated income statements. Upon the closing of the IPO, the preferred stock warrants automatically converted into common stock warrants. As a result, the Company performed the final remeasurement of the preferred stock warrants at the closing date of the IPO and recorded an expense of $3.6 million arising from the revaluation during the three months ended June 30, 2016. Following the remeasurement, the preferred stock warrant liability of $6.6 million was reclassified to additional paid-in capital.

The valuation technique used to measure fair value for the Company’s preferred stock warrants, which were considered Level 3 fair value estimates within the fair value hierarchy, was the Black-Scholes option pricing model. The significant unobservable inputs used in the fair value measurement of the Company’s preferred stock warrants was the fair value of the Company’s Series B and Series C Preferred Stock. We also utilized risk-free interest rate, expected dividend yield, expected volatility and expected term as observable inputs with the fair value of the Series B and Series C Preferred Stock in determining the fair value of the preferred stock warrants. There is not a direct interrelationship between the unobservable inputs and the observable inputs. A ten percent increase in the fair value of the Series B and Series C Preferred Stock would have changed the fair value of the preferred stock warrants by $694,000 and $279,000 during the six months ended June 30, 2016 and 2015, respectively.

The assumptions used in determining the fair values of preferred stock warrants as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Risk-free interest rate	1.2% - 1.4%	1.8% - 2.1%
Expected dividend yield	None	None
Expected volatility	57.7% - 59.6%	58.7% - 60.4%
Expected term (in years)	4.8 - 6.2	5.2 - 6.6
Fair value of Series B preferred stock	$28.45	$14.59
Fair value of Series C preferred stock	$28.45	$14.65

A summary of the changes in the Company’s preferred stock warrant liability measured at fair value using significant unobservable inputs (Level 3) as of and for the three and six months ended June 30, 2016 and 2015 is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Preferred stock warrant liability at beginning of period	$3,006	$1,482	$3,254	$1,100
Change in fair value	3,609	1,061	3,361	1,443
Reclassification of preferred stock warrant liability to additional paid-in capital upon conversion to common stock warrants	(6,615)	—	(6,615)	—

Preferred stock warrant liability at end of period	$—	$2,543	$—	$2,543

Preferred Stock

Upon the closing of the IPO on May 18, 2016, the Company filed a Restated Certificate of Incorporation, which authorized the issuance of preferred stock with rights and preferences, including voting rights, designated from time to time by the board of directors. As of June 30, 2016, there were 5,000,000 shares of preferred stock authorized with a par value of $0.0001 per share, and no shares of preferred stock issued or outstanding.

9. REDEEMABLE CONVERTIBLE PREFERRED STOCK

Redeemable Convertible Preferred Stock

The Company has authorized and issued Series A redeemable convertible preferred stock, Series B redeemable convertible preferred stock, Series C redeemable convertible preferred stock, and Series D redeemable convertible preferred stock (collectively, the “Preferred Stock”), which are classified in temporary equity in the accompanying consolidated balance sheets.

The following table contains the carrying value of each class of Preferred Stock as of December 31, 2015 and 2014, as well as their respective liquidation value (in thousands):

	December 31,
	2015	2014
Series A redeemable convertible preferred stock, $0.0001 par value; 6,009 shares authorized; 6,009 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $6,009 at December 31, 2015 and 2014	$8,900	$8,409
Series B redeemable convertible preferred stock, $0.0001 par value; 10,764 shares authorized; 10,554 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $15,100 at December 31, 2015 and 2014	21,741	20,524
Series C redeemable convertible preferred stock, $0.0001 par value; 3,901 shares authorized; 3,866 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $10,317 at December 31, 2015 and 2014	13,462	12,627
Series D redeemable convertible preferred stock, $0.0001 par value; 3,834 shares authorized; 3,748 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $22,000 at December 31, 2015 and 2014	26,677	24,867

Total	$70,780	$66,427

The changes in the carrying value of the Preferred Stock are a result of the accretion to redemption value.

The rights and privileges of the Preferred Stock are described below:

Conversion

Each share of Preferred Stock may be converted at any time, at the option of the holder, into shares of common stock, subject to the applicable conversion rate as determined by dividing the original issue price by the conversion price. The current conversion price (as may be adjusted for certain dilutive events) is $1.00 for Series A Preferred Stock, $1.4307 for Series B Preferred Stock, $2.66874 for Series C Preferred Stock, and $5.8695 for Series D Preferred Stock. Conversion is mandatory at the earlier of the closing of an initial public offering of the Company’s common stock at a per share price of at least $14.67 and net proceeds to the Company of at least $20.0 million or at the election of the holders of at least 75% of the then outstanding shares of Preferred Stock and the holders of at least a majority of the then outstanding shares of Series D Preferred Stock (collectively, the “Requisite Preferred Holders”).

Voting Rights

The preferred stockholders are entitled to vote on all matters and shall have the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder are then convertible as of the record date at each meeting of stockholders of the corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Company for their action or consideration.

Dividends

Dividends are payable only when and if declared by the Company’s board of directors (the “Board of Directors”). The Company shall not declare, pay, or set aside any dividends on shares of any class of common stock, unless the holders of the Preferred Stock then outstanding shall first receive, or simultaneously receive, dividends on each outstanding share of Preferred Stock in an amount at least equal to that dividend per share of such series of Preferred Stock would equal as converted to common stock and of the accrued dividends unpaid as of such date. As of December 31, 2015, no dividends have been declared or paid.

Liquidation Preference

The holders of the Preferred Stock have preference in the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the corporation, including a merger or consolidation. Upon such liquidation event, the preferred stockholders are entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of common stock or any other class or series of stock ranking on liquidation junior to the Series A, B, C, and D Preferred Stock an amount equal to the greater of $1.00, $1.4307, $2.66874, and $5.8695, respectively, per share, plus any declared but unpaid dividends or such amount per share as would have been payable had all shares of the Preferred Stock been converted into common stock immediately prior to the liquidation event. Thereafter, any remaining assets available for distribution would be distributed, subject to limitations for each class of Preferred Stock, among the preferred and common stockholders, on a pro rata basis treating for this purpose all such securities as if they had been converted to common stock. In the event the assets of the Company available for distribution to its stockholders are insufficient to meet the liquidation preferences of the Preferred Stock, the holders of shares of each series of Preferred Stock shall share ratably in any distribution of the assets in proportion to the respective amounts due.

Redemption

The Preferred Stock may be redeemed at the option of the Requisite Preferred Holders in three annual installments on or after March 5, 2017, at a price per share equal to $1.00 for the Series A Preferred Stock, $1.4307 for the Series B Preferred Stock, $2.66874 for the Series C Preferred Stock, and $5.8695 for the Series D Preferred Stock, plus an amount equal to 8% of the original offering price per share for each year between the issuance date and the redemption date, plus dividends accrued but unpaid. The redemption price is payable in three annual installments commencing 60 days after receipt by the Company at any time on or after March 5, 2017, of written notice from the Requisite Preferred Holders requesting redemption of all shares of Preferred Stock. The Company is accreting the Preferred Stock to redemption value over the period from the date of issuance to March 5, 2017, such that the carrying amounts of the securities will equal the redemption amounts at the earliest redemption date.

Redeemable Convertible Preferred Stock Warrants

Preferred stock warrants for redeemable convertible preferred stock are accounted for as liabilities and were marked to fair value at each consolidated balance sheet date. The valuation technique used to measure fair value for our Working Capital Line of Credit Series B Warrant, Development Loan Warrant and Working Capital Line of Credit Series C Warrant (collectively “Preferred Stock Warrants”), which are considered Level 3 fair value estimates within the fair value hierarchy, is the Black-Scholes option pricing model. The significant unobservable inputs used in the fair value measurement of our Preferred Stock Warrants is the fair value of our Series B and Series C Preferred Stock. We also utilized risk-free interest rate, expected dividend yield, expected volatility and expected term as observable inputs with the fair value of the Series B and Series C Preferred Stock in determining the fair value of the Preferred Stock Warrants. There is not a direct interrelationship between the unobservable inputs and the observable inputs. A ten percent increase in the fair value of the Series B and Series C Preferred Stock would have changed the fair value of the redeemable convertible preferred stock warrants by $354,000 and $125,000 as of December 31, 2015 and 2014, respectively.

The assumptions used in determining the fair values of Preferred Stock Warrants as of December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.8% - 2.1%	2.0% - 2.5%
Expected dividend yield	None	None
Expected volatility	58.7% - 60.4%	69.0% - 71.2%
Expected term (in years)	5.2 - 6.6	6.2 - 7.6
Fair value of Series B preferred stock	$14.59	$5.24
Fair value of Series C preferred stock	$14.65	$6.10

A summary of the changes in the Company’s redeemable convertible preferred stock warrant liability measured at fair value using significant unobservable inputs (Level 3) as of and for the years ended December 31, 2015 and 2014 is as follows (in thousands):

	Year Ended December 31,
	2015	2014
Redeemable convertible preferred stock warrant liability at beginning of period	$1,100	$617
Change in fair value	2,154	483

Redeemable convertible preferred stock warrant liability at end of period	$3,254	$1,100